BANK BORROWINGS (Tables)	12 Months Ended
May 31, 2026
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS	Bank borrowings consisted of the following:
	Term of	Annual	As of May 31,
	repayments	interest rate	2026	2025
			$’000	$’000

Term loans	Within 5 years	2.0%	-	236

Representing :-
Within 12 months			-	236